            As filed with the Securities and Exchange Commission on June 2, 1999
                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                              --
                  Post-Effective Amendment No. 50                       [X]
                                               --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                  Amendment No. 52                                      [X]
                                --


                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                                 Walter B. Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

                                 THE SHELBY FUND

                                 CLASS Y SHARES



                                   Prospectus
                                 August 1, 1999

                            Shelby County Trust Bank
                               Investment Adviser


                                SMC Capital, Inc.
                             Sub-Investment Adviser



These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 THE SHELBY FUND

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES

         -       The Shelby Fund

         Carefully review this important section for a summary of the Fund's investment, risks and fees.

INVESTMENT OBJECTIVES AND STRATEGIES

         -       Investment Objective, Policies and Strategy
         -       Investment Risks

         This section contains details on the Fund's investment strategies and risks.

SHAREHOLDER INFORMATION

         -       Pricing of Fund Shares
         -       Purchasing and Adding to Your Shares
         -       Selling Your Shares
         -       Exchanging Your Shares
         -       Dividends, Distributions and Taxes

         Consult this section to obtain details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends.

FUND MANAGEMENT

         -       The Investment Adviser and Sub-Investment Adviser
         -       Portfolio Managers

         Review this section for details on the people and organizations who oversee the Fund and its investments.

FINANCIAL HIGHLIGHTS

         Review this section for details on the selected financial statements of the Fund.

RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY OF THE SHELBY FUND

INVESTMENT OBJECTIVES

The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of equity securities that the Fund's Sub-Adviser believes are likely to achieve superior growth in earnings. This growth is typically generated by increasing unit volume and expanding margins derived from developing new products, services and markets. The companies selected may be of various market capitalizations as long as the growth potential is significantly greater than average.

PRINCIPAL INVESTMENT RISKS

Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund may invest in shares of relatively new and smaller companies and shares of these types of companies may be more volatile than those of larger, more established issuers.


WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

o INVESTING FOR A LONG-TERM GOAL SUCH AS RETIREMENT (FIVE YEAR OR LONGER INVESTMENT HORIZON)

o        LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO

o WILLING TO ACCEPT HIGHER RISKS OF INVESTING IN THE STOCK MARKET IN EXCHANGE FOR POTENTIALLY HIGHER LONG TERM RETURNS

This Fund will not be appropriate for someone:

o        SEEKING MONTHLY INCOME

o        PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

o        SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show how the Class Y Shares of the Fund have performed and how their performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for each of the last ten years to demonstrate that the Fund's value varied at differing times. The table below it compares the Fund's performance over time to that of its primary benchmark the S&P 500(R)Index2 and also to the Russell 2000 Index.3 The quoted performance for the Fund includes the performance of certain common trust funds and collective investment funds (the "Commingled Funds") that were previously managed with full investment authority by the Fund's Adviser and Sub-Adviser prior to the establishment of the Fund on July 1, 1994. The assets of the Commingled Funds were converted into assets of the Fund upon the establishment of the Fund.(4)


                      PERFORMANCE BAR CHART AND TABLE(1)
                      -------------------------------

                   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[CHART]

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.


----------------------------------------------------------------------------
            Best  quarter:     Q_ 199_         +____%
            Worst quarter:     Q_ 199_        - ____%
----------------------------------------------------------------------------

     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)
                       Fund Inception  Past Year   Past 5 Years   Past 10 Years   Since Inception

THE SHELBY FUND            1/1/81          __%         __%             __%             __%
S&P 500(R)INDEX(2)         1/1/81          __%         __%             __%             __%
RUSSELL 2000 INDEX(3)      1/1/81          __%         __%             __%             __%

----------------

1   Both charts assume reinvestment of dividends and distributions.

2 A widely recognized, unmanaged index of common stocks generally representative of the stock market as a whole.

3   An unmanaged index of small and mid-capitalization common stocks.

4 The Fund's investment objective and policies are substantially similar to those of the Commingled Funds. The Commingled Funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore they were not subject to certain investment restrictions imposed by the 1940 Act. If the Commingled Funds had been registered under the 1940 Act, their performance might have been adversely affected.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder
Fees (fees
paid directly
from your
investment)
Maximum Sales
Charge (load)             None
Imposed on
Purchases
------------------------- ------------- ------------- ------------- -------------

Maximum Deferred
Sales Charge (load)       None

Annual Fund
Operating
Expenses
(expenses that are
deducted from
Fund assets)
------------------------- ------------- ------------- ------------- -------------
------------------------- ------------- ------------- ------------- -------------

Management Fees           1.00%
------------------------- ------------- ------------- ------------- -------------
------------------------- ------------- ------------- ------------- -------------
Distribution and
Service (12b-1) Fees      None
------------------------- ------------- ------------- ------------- -------------
------------------------- ------------- ------------- ------------- -------------
Other Expenses            ___%
------------------------- ------------- ------------- ------------- -------------
------------------------- ------------- ------------- ------------- -------------

Total Fund
Operating Expenses        ___%
------------------------- ------------- ------------- ------------- -------------

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o $10,000 investment

    o 5% annual return

    o redemption at the end of each period

    o no changes in the Fund's operating expenses

    o reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                                        1        3          5         10
                                      Year     Years      Years     Years
     THE SHELBY FUND                   $__      $__        $__       $___
     ------------------------------- -------- --------- ---------- ---------

                      INVESTMENT OBJECTIVES AND STRATEGIES


         Ticker Symbol:  ________

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

INVESTMENT OBJECTIVE

                  The investment objective of the Fund is to seek capital appreciation.

POLICIES AND STRATEGIES

                  The Sub-Adviser pursues the Fund's investment objective by investing in a diversified portfolio of equity securities, including relatively new or unseasoned ones, that the Sub-Adviser believes are likely to achieve superior growth in earnings. This growth is typically generated by increasing unit volume and expanding margins derived from developing new products, services and markets. The companies selected may be of various market capitalizations as long as the growth potential, in the Sub-Adviser's judgment, is significantly greater than average. The Fund will seek to take advantage of market volatility when fluctuations in securities' prices seem unjustified. In order to achieve this goal, positions may be initiated or increased when price declines occur or positions will be sold or reduced on price advances that appear unwarranted. This policy may well result in increased portfolio turnover than would otherwise be the case. There can be no assurances that the Fund will achieve its investment objective. This Fund is not appropriate for investors seeking predictable income or short-term preservation of capital.

                  Consistent with the Fund's investment objective, the Fund:

                  o invests substantially all, but in no event less than 65%, of the value of its total assets in equity securities

                  o        invests in the following types of equity securities:
                           common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

                  o        may engage in short sales against the box

                  o may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

                  o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (excluding U.S. Treasury instruments)

                  o may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

                  o may invest in convertible securities which are securities which are convertible into or exchangeable for common stock

                  o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

                  o        may engage in options transactions

                  o may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

                  o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

                  o may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

                  o        may invest in other investment companies

                  In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.


                                INVESTMENT RISKS

         An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

         Generally, the Fund will be subject to the following risks:

o MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

o SMALL-CAP RISK: Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

o FOREIGN INVESTMENT RISK: The Fund may invest in foreign securities which involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, lack of liquidity, and lack of government regulation.

o YEAR 2000 RISK: Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser, the Sub-Adviser and the Fund's other service providers do not properly process and calculate date related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Fund invests where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

     The Fund has been informed that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as taking inventory of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Fund's Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

     In the event that any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

     While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Fund. The Fund and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Fund's service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

Investments in the Fund are not deposits of Shelby County Trust Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

Please see the Statement of Additional Information for more information about these investment policies.


SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                      NAV =

                           TOTAL ASSETS - LIABILITIES
                                Number of Shares
                                   Outstanding

You can find the Fund's NAV daily in The Wall Street Journal and other newspapers.




Per share net asset value (NAV) for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.




The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.


You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.


PURCHASING AND ADDING TO YOUR SHARES

  ACCOUNT TYPE               MINIMUM            MINIMUM
                        INITIAL INVESTMENT     SUBSEQUENT
  Regular
  (non-retirement)     $                       $

  Retirement           $                       $

  Automatic
  Investment Plan      $                       $



All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.       Make check, bank draft or money order payable to "The Shelby Fund."

3.       Mail to:  The Shelby Fund, PO Box 182698, Columbus, OH 43218-2698

Subsequent:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.       Include the following information on a piece of paper:

       * Fund name
       * Amount invested
       * Account name
       * Account number
       * Include your account number on your check.

3.       Mail to:  The Shelby Fund, PO Box 182698, Columbus, OH 43218-2698

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.

4.       Send to: The Shelby Fund,
                  c/o BISYS Fund Services,

Attn:  Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-774-3529. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-774-3529 to arrange a transfer from your bank account.


--------------------------------------------------------------------------------
ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously.  With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear.  There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:

Fax the completed application, along with a request for a confirmation number to 1-800-774-3529. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:

Instruct your bank to wire transfer your investment to:

Name of Bank
Routing Number:  ABA #000000
DDA#
Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-774-3529 to advise us of the amount being transferred and the name of your bank

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $50, once you've invested the $500 minimum required to open the account.

To invest regularly from your bank account:

o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

o        Your bank name, address and ABA number

o        Your checking or savings account number

o        The amount you wish to invest automatically (minimum $50)

o How often you want to invest (every month, 4 times a year, twice a year or once a year)

o        Attach a voided personal check or savings deposit slip.

--------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. Capital gains are distributed at least annually.

    DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION
        DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM
              OF A DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.
--------------------------------------------------------------------------------


SELLING YOUR SHARES


You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.


--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR
 FUND INVESTMENT


As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------




INSTRUCTIONS FOR SELLING SHARES

By telephone                           1. Call 1-800-774-3529 with instructions as to how you wish to
(unless you have declined              receive your funds (mail, wire, electronic transfer).
telephone sales privileges)
-------------------------------------- ---------------------------------------------------------------------
By mail                                1. Call 1-800-774-3529 to request redemption forms or write a letter of instruction indicating:
                                       o your Fund and account number
                                       o amount you wish to redeem
                                       o address where your check should be sent
                                       o account owner signature

                                       2. Mail to:
                                       THE SHELBY FUND
                                       c/o BISYS Fund Services Ohio, Inc.
                                       3435 Stelzer Road
                                       Columbus, OH 43219
-------------------------------------- ---------------------------------------------------------------------

-------------------------------------- ---------------------------------------------------------------------
By overnight service                   See instruction 1 above.
                                       2. Send to
                                       THE SHELBY FUND
                                       c/o BISYS Fund Services
                                       Attn: T.A. Operations
                                       3435 Stelzer Road
                                       Columbus, OH 43219
-------------------------------------- ---------------------------------------------------------------------
Wire transfer                          Call 1-800-774-3529 to request a wire transfer.
You must indicate this option on
your application.                      If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.
The Fund may charge a wire
transfer fee.
Note: Your financial institution
may also charge a separate fee.
-------------------------------------- ---------------------------------------------------------------------


AUTOMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $50. To activate this feature:

o Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-800-774-3529.

o        Include a voided personal check.

o        Your account must have a value of $10,000 or more to start withdrawals.

o If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1.       Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee which include each of the following.

         o        Redemptions over $10,000

         o Your account registration or the name(s) in your account has changed within the last 15 days

         o        The check is not being mailed to the address on your account

         o The check is not being made payable to the owner of the account

         o The redemption proceeds are being transferred to another Fund account with a different registration.

         A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a wire transfer or a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account at the current NAV.


SHAREHOLDER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to shareholders. Income dividends on the Fund are usually paid quarterly. Capital gains for the Fund are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are declared, even if they are paid and appear on your account statement the following year.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

FUND MANAGEMENT

         THE INVESTMENT ADVISER AND SUB-INVESTMENT ADVISER

Shelby County Trust Bank, Shelbyville, Kentucky 40066, (the "Adviser"), is the investment adviser for the Fund. Shelby County Trust Bank was organized in 1881, is a full service bank and trust company and is a wholly-owned subsidiary of Commonwealth Bancshare Inc. of Shelbyville, Kentucky. SMC Capital, Inc., Louisville, Kentucky 40207 (the "Sub-Adviser"), is the sub-investment adviser for the Fund and has been engaged to provide day-to-day investment advisory services to the Fund. SMC Capital, Inc. is a registered investment adviser established in 1993.

PORTFOLIO MANAGERS

The following individuals serve as portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio:

Darrell R. Wells               Chairman and Chief Executive Officer of SMC Capital, Inc., Harvard University, A.B.
                               (1965); SMC Capital, Inc. (1993-present); Security Management (1972-present).

James C. Shircliff, CFA        Executive Vice-President and Director of Research of SMC Capital, Inc., University of
                               Louisville, B.S. (1972); SMC Capital, Inc. (1997-present); Executive Investment
                               Advisors (1992-1997); Southeastern Asset Management (1986-1991); Oppenheimer
                               Management Company (1985-1986); Oppenheimer and Company (1983-1985); First Kentucky
                               Trust Company (1973-1983).

Greg E. Deuser, CFA            Senior Vice-President of SMC Capital, Inc., University Louisville, B.S. (1982); SMC
                               Capital, Inc. (1998-present); Commonwealth Bancshares Inc. (1997-1998); Stegner
                               Investment Associates (1996-1997); Executive Investment Advisors (1995-1996); PRIMCO
                               Capital Management (1986-1995).

The Statement of Additional Information has more detailed information about the Adviser, the Sub-Adviser and other service providers

         THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. Their address is 3435 Stelzer Road, Columbus, Ohio 43219.

CAPITAL STRUCTURE- The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Fund is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.


The Fund offers three Classes of shares, Class A, Class B and Class Y Shares, each of which have different expenses that affect performance. For further information, telephone the Distributor at (800) 774-3529.


FINANCIAL HIGHLIGHTS

                  The financial highlights table is intended to help you understand the Fund's financial performance since its inception. The table below sets forth information for the Fund's Class Y Shares for the period from July 1, 1994 (commencement of operations of the Fund and the Class Y Shares) through March 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Class Y Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.


----------------------------------------------- --------------- ------------- ---------------- ---------------- --------------
                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED      JULY 1, 1994
                                                   MARCH 31,      MARCH 31,      MARCH 31,        MARCH 31,      TO MARCH 31,
                                                      1999           1998          1997             1996            1995(A)
----------------------------------------------- --------------- ------------- ---------------- ---------------- --------------
Net asset value, beginning of period...........    $13.66          $11.13         $11.82           $10.99           $10.00
                                                   ------          ------         ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ......................      0.00           (0.15)         (0.09)           (0.06)           (0.06)
   Net realized and unrealized gains (losses)
     on investments............................      0.00            4.40          (0.19)           (3.44)           (1.04)
                                                   ------          ------         ------           ------           ------
Total from investment operations...............      0.00            4.25          (0.28)            3.38             1.10
                                                   ------          ------         ------           ------           ------

----------------------------------------------- --------------- ------------- ---------------- ---------------- --------------
                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED      JULY 1, 1994
                                                   MARCH 31,      MARCH 31,      MARCH 31,        MARCH 31,      TO MARCH 31,
                                                     1999           1998           1997             1996            1995(A)
----------------------------------------------- --------------- ------------- ---------------- ---------------- --------------
LESS DISTRIBUTIONS:
   From net investment income..................     (0.00)            --             --               --            (0.06)
   From net capital gains......................     (0.00)         (1.72)         (0.41)           (2.55)           (0.05)
                                                    -----         ------         ------           ------           ------
Total distributions............................     (0.00)         (1.72)         (0.41)           (2.55)           (0.11)
                                                    -----         ------         ------           ------           ------

Net asset value, end of period.................     (0.00)        $13.66         $11.13           $11.82           $10.99
                                                    =====         ======         ======           ======           =======

TOTAL RETURN (excludes sales charge)...........     (0.00)         39.31%         (2.80%)          31.41%           11.04%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)...............      0.00        $90,544        $90,137          $95,357          $64,157

Ratio of expenses to average net assets........      0.00%          1.29%          1.29%            1.33%            1.41%(c)

Ratio of net investment income (loss) to
   average net assets..........................      0.00%         (0.95%)        (0.67%)          (0.58%)           0.74%(c)

Ratio of expenses to average net assets*.......      0.00%          1.34%          1.34%            1.38%            1.46%(c)

Ratio of net investment income (loss)
   to average net assets*......................      0.00%         (1.00%)        (0.72%)          (0.63%)           0.69%(c)

Portfolio turnover rate........................      0.00%        176.66%        204.06%          292.28%          101.86%


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)      Period from commencement of operations.

(b)      Aggregate total return.

(c)      Annualized.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                                 THE SHELBY FUND
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-774-3529

--------------------------------------------------------------------------------

You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

o Free from the Commission's Website at http://www.sec.gov.







Investment Company Act file no. 811-6526.

                                 THE SHELBY FUND

                            CLASS A & CLASS B SHARES



                                   Prospectus
                                 August 1, 1999

                            Shelby County Trust Bank
                               Investment Adviser


                                SMC Capital, Inc.
                             Sub-Investment Adviser



These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 THE SHELBY FUND

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES

         _   The Shelby Fund

         Carefully review this important section for a summary of the Fund's investment, risks and fees.

INVESTMENT OBJECTIVES AND STRATEGIES

         _   Investment Objective, Policies and Strategy
         _   Investment Risks

         This section contains details on the Fund's investment strategies and risks.

SHAREHOLDER INFORMATION

         _   Pricing of Fund Shares
         _   Purchasing and Adding to Your Shares
         _   Selling Your Shares
         _   Exchanging Your Shares
         _   Dividends, Distributions and Taxes

         Consult this section to obtain details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends.

FUND MANAGEMENT

         _   The Investment Adviser and Sub-Investment Adviser
         _   Portfolio Managers

         Review this section for details on the people and organizations who oversee the Fund and its investments.

FINANCIAL HIGHLIGHTS

         Review this section for details on the selected financial statements of the Fund.

RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------------------------------------------------

RISK/RETURN SUMMARY OF THE SHELBY FUND

INVESTMENT OBJECTIVES

The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a diversified portfolio of equity securities that the Fund's Sub-Adviser believes are likely to achieve superior growth in earnings. This growth is typically generated by increasing unit volume and expanding margins derived from developing new products, services and markets. The companies selected may be of various market capitalizations as long as the growth potential is significantly greater than average.

PRINCIPAL INVESTMENT RISKS

Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund may invest in shares of relatively new and smaller companies and shares of these types of companies may be more volatile than those of larger, more established issuers.


WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

o INVESTING FOR A LONG-TERM GOAL SUCH AS RETIREMENT (FIVE YEAR OR LONGER INVESTMENT HORIZON)
o  LOOKING TO ADD A GROWTH COMPONENT TO YOUR PORTFOLIO
o WILLING TO ACCEPT HIGHER RISKS OF INVESTING IN THE STOCK MARKET IN EXCHANGE FOR POTENTIALLY HIGHER LONG TERM RETURNS


This Fund will not be appropriate for someone:
o  SEEKING MONTHLY INCOME
o  PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES
o  SEEKING SAFETY OF PRINCIPAL

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show how the Class Y Shares of the Fund have performed and how their performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for each of the last ten years to demonstrate that the Fund's value varied at differing times. The table below it compares the Fund's performance over time to that of its primary benchmark the S&P 500(R)Index(3) and also to the Russell 2000 Index.(4) The quoted performance for the Fund includes the performance of certain common trust funds and collective investment funds (the "Commingled Funds") that were previously managed with full investment authority by the Fund's Adviser and Sub-Adviser prior to the establishment of the Fund on July 1, 1994. The assets of the Commingled Funds were converted into assets of the Fund upon the establishment of the Fund.(5)




                       PERFORMANCE BAR CHART AND TABLE(1)
                       ----------------------------------

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(2)



        1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

40%
35%
30%
25%
20%
15%
10%
5%
0%


The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.


----------------------------------------------------------------------------
            Best  quarter:           Q_ 199_         +____%
            Worst quarter:           Q_ 199_         -____%
----------------------------------------------------------------------------


     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 1998)

                         Fund Inception   Past Year  Past 5 Years   Past 10 Years   Since Inception

THE SHELBY FUND               1/1/81          __%         __%             __%             __%
S&P 500(R)INDEX(2)            1/1/81          __%         __%             __%             __%
RUSSELL 2000 INDEX(3)         1/1/81          __%         __%             __%             __%

----------------

1 Performance depicted is for the Class Y Shares only. Class A and Class B Shares were not offered prior to August 1, 1999.
2    Both charts assume reinvestment of dividends and distributions.
3 A widely recognized, unmanaged index of common stocks generally representative of the stock market as a whole.
4    An unmanaged index of small and mid-capitalization common stocks.
5 The Fund's investment objective and policies are substantially similar to those of the Commingled Funds. The Commingled Funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore they were not subject to certain investment restrictions imposed by the 1940 Act. If the Commingled Funds had been registered under the 1940 Act, their performance might have been adversely affected.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES
This table describes the fees and
expenses that you may pay if you buy
and hold shares of the Fund.


Shareholder
Fees (fees
paid directly
from your
investment)               A SHARES      B SHARES


Maximum Sales
Charge (load)             4.50%(1)      None
Imposed on
Purchases
---------------------------------------------------------------------------------

Maximum Deferred
Sales Charge (load)       None          5.00%(2)

Annual Fund
Operating
Expenses
(expenses that are
deducted from
Fund assets)
---------------------------------------------------------------------------------

Management Fees           1.00%         1.00%
---------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees      .25%          1.00%
---------------------------------------------------------------------------------
Other Expenses            ___%          ____%
---------------------------------------------------------------------------------

Total Fund
Operating Expenses        ___%          ____%
---------------------------------------------------------------------------------

1 Lower sales charges are available depending upon the amount invested. See
  "Distribution Arrangements."
2 The Contingent Deferred Sales Charge ("CDSC") imposed on Class B Shares if you sell your shares before a certain period of time has elapsed declines over five years starting with year one and ending in year six as follows: 5%, 4%, 3%, 2%, 1%.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o $10,000 investment
    o 5% annual return
    o redemption at the end of each period
    o no changes in the Fund's operating expenses
    o reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                                        1        3          5         10
                                      Year     Years      Years     Years

     CLASS A SHARES                    $__      $__        $__       $___
     -----------------------------------------------------------------------
     CLASS B SHARES
       Assuming Redemption             $__      $__        $__       $__

       Assuming no Redemption          $__      $__        $__       $__
     -----------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND STRATEGIES


         Ticker Symbol:  Class A ____                Class B ____

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

INVESTMENT OBJECTIVE

                  The investment objective of the Fund is to seek capital appreciation.

POLICIES AND STRATEGIES

                  The Sub-Adviser pursues the Fund's investment objective by investing in a diversified portfolio of equity securities, including relatively new or unseasoned ones, that the Sub-Adviser believes are likely to achieve superior growth in earnings. This growth is typically generated by increasing unit volume and expanding margins derived from developing new products, services and markets. The companies selected may be of various market capitalizations as long as the growth potential, in the Sub-Adviser's judgment, is significantly greater than average. The Fund will seek to take advantage of market volatility when fluctuations in securities' prices seem unjustified. In order to achieve this goal, positions may be initiated or increased when price declines occur or positions will be sold or reduced on price advances that appear unwarranted. This policy may well result in increased portfolio turnover than would otherwise be the case. There can be no assurances that the Fund will achieve its investment objective. This Fund is not appropriate for investors seeking predictable income or short-term preservation of capital.

                  Consistent with the Fund's investment objective, the Fund:

                  o invests substantially all, but in no event less than 65%, of the value of its total assets in equity securities

                  o invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

                  o   may engage in short sales against the box

                  o may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

                  o may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (excluding U.S. Treasury instruments)

                  o may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

                  o may invest in convertible securities which are securities which are convertible into or exchangeable for common stock

                  o may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

                  o   may engage in options transactions

                  o may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

                  o may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

                  o may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

                  o   may invest in other investment companies

                  In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.


                                INVESTMENT RISKS

         An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

         Generally, the Fund will be subject to the following risks:

o MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

o SMALL-CAP RISK: Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

o FOREIGN INVESTMENT RISK: The Fund may invest in foreign securities which involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, lack of liquidity, and lack of government regulation.

o YEAR 2000 RISK: Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser, the Sub-Adviser and the Fund's other service providers do not properly process and calculate date related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Fund invests where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

     The Fund has been informed that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as taking inventory of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Fund's Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

     In the event that any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

     While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Fund. The Fund and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Fund's service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

Investments in the Fund are not deposits of Shelby County Trust Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

Please see the Statement of Additional Information for more information about these investment policies.


SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =

                           TOTAL ASSETS - LIABILITIES
                                Number of Shares
                                   Outstanding

You can find each Fund's NAV daily in The Wall Street Journal and other newspapers.

Per share net asset value (NAV) for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

  ACCOUNT TYPE                  MINIMUM             MINIMUM
                            INITIAL INVESTMENT     SUBSEQUENT
  CLASS A AND CLASS B
  Regular
  (non-retirement)          $                      $

  Retirement                $                      $
  Automatic
  Investment Plan           $                      $

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2.   Make check, bank draft or money order payable to "The Shelby Fund."
3.   Mail to: The Shelby Fund, PO Box 182698, Columbus, OH 43218-2698

Subsequent:
1. Use the investment slip attached to your account statement. Or, if unavailable,
2.   Include the following information on a piece of paper:
     o    Fund name
     o    Amount invested
     o    Account name
     o    Account number
     Include your account number on your check.

3.   Mail to: The Shelby Fund, PO Box 182698, Columbus, OH 43218-2698

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.
4.   Send to: The Shelby Fund,
c/o BISYS Fund Services,
Attn:  Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-774-3529. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-774-3529 to arrange a transfer from your bank account.


ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Fax the completed application, along with a request for a confirmation number to 1-800-774-3529. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
Name of Bank
Routing Number: ABA #000000
DDA#
Include:
Your name
Your confirmation number
After instructing your bank to wire the funds, call 1-800-774-3529 to advise us of the amount being transferred and the name of your bank

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

AUTOMATIC INVESTMENT PLAN
You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $50, once you've invested the $500 minimum required to open the account.

To invest regularly from your bank account:
     o Complete the Automatic Investment Plan portion on your Account Application.
        Make sure you note:
     o  Your bank name, address and ABA number
     o  Your checking or savings account number
     o  The amount you wish to invest automatically (minimum $50)
     o How often you want to invest (every month, 4 times a year, twice a year or once a year)
     o  Attach a voided personal check or savings deposit slip.

-------------------------------------------------------------------------------
Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Dividends are higher for Class A shares than for Class B shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

    DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION
     DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A
                 DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.

-------------------------------------------------------------------------------

SELLING YOUR SHARES


You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.


-------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR
FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
-------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE
When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES

By telephone                           1. Call 1-800-774-3529 with instructions as to how you wish to
(unless you have declined              receive your funds (mail, wire, electronic transfer).
telephone sales privileges)
-------------------------------------- ---------------------------------------------------------------------
By mail                                1. Call 1-800-774-3529 to request redemption forms or write a letter of instruction indicating:
                                       o your Fund and account number
                                       o amount you wish to redeem
                                       o address where your check should be sent
                                       o account owner signature
                                       2. Mail to:
                                       THE SHELBY FUND
                                       c/o BISYS Fund Services Ohio, Inc.
                                       3435 Stelzer Road
                                       Columbus, OH 43219
-------------------------------------- ---------------------------------------------------------------------
By overnight service                   See instruction 1 above.
                                       2. Send to
                                       THE SHELBY FUND
                                       c/o BISYS Fund Services
                                       Attn: T.A. Operations
                                       3435 Stelzer Road
                                       Columbus, OH 43219

-------------------------------------- ---------------------------------------------------------------------
Wire transfer                          Call 1-800-774-3529 to request a wire transfer.
You must indicate this option on
your application.                      If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

The Fund may charge a wire
transfer fee.
Note: Your financial institution
may also charge a separate fee.


AUTOMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $50. To activate this feature:

o Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-800-774-3529.
o    Include a voided personal check.
o    Your account must have a value of $10,000 or more to start withdrawals.
o If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

No CDSC will be assessed on redemptions made in accordance with this feature that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly and quarterly redemptions will not be subject to a CDSC if they do not exceed 1% or 3%, respectively, of an account's net asset value on the redemption date. Any redemptions in accordance with this feature in excess of this limit are still subject to the applicable CDSC.


GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing in the following situations:
1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee which include each of the following.
   o Redemptions over $10,000
   o Your account registration or the name(s) in your account has changed within the last 15 days
   o The check is not being mailed to the address on your account
   o The check is not being made payable to the owner of the account
   o The redemption proceeds are being transferred to another Fund account with a different registration.

         A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a wire transfer or a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account at the current NAV.

SHAREHOLDER INFORMATION

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.

-------------------------------------- ------------------------------------ -----------------------------------
                                       CLASS A                              CLASS B
-------------------------------------- ------------------------------------ -----------------------------------
Sales Charge (Load)                    Front-end sales charge;              No front-end sales charge. A
                                       reduced sales charges                contingent deferred sales charge
                                       available.                           (CDSC) may be imposed on shares
                                                                            redeemed within six years after
                                                                            purchase; shares automatically
                                                                            convert to Class A Shares after
                                                                            8 years. Maximum investment
                                                                            is $250,000.

-------------------------------------- ------------------------------------ -----------------------------------
Distribution and Service (12b-1)       Subject to annual                    Subject to annual
Fee                                    distribution and shareholder         distribution and shareholder
                                       servicing fees of up to .25%         servicing fees of up to 1.00%
                                       of the Fund's total assets.          of the Fund's assets.

-------------------------------------- ------------------------------------ -----------------------------------
Fund Expenses                          Lower annual expenses then           Higher annual expenses than
                                       Class B shares.                      Class A shares.

-------------------------------------- ------------------------------------ -----------------------------------

CALCULATION OF SALES CHARGES

Class A Shares

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates for the Fund is as follows:


                                               SALES CHARGE           SALES CHARGE
                                                AS A % OF               AS A % OF
            YOUR INVESTMENT                   OFFERING PRICE         YOUR INVESTMENT
----------------------------------------------------------------------------------------
Up to $99,999                                     4.50%                   4.71%
----------------------------------------------------------------------------------------
$100,000 up to $249,999                           3.50%                   3.63%
----------------------------------------------------------------------------------------
$250,000 up to $499,999                           2.50%                   2.56%
----------------------------------------------------------------------------------------
$500,000 up to $999,999                           1.00%                   1.01%
----------------------------------------------------------------------------------------
$1,000,000 and above                              0.50%                   0.50%
----------------------------------------------------------------------------------------

Class B Shares

Class B shares of the Fund are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the sixth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

-----------------------------------------------------------------------------
                                                    CDSC AS A % OF DOLLAR
                 YEARS SINCE PURCHASE              AMOUNT SUBJECT TO CHARGE
-----------------------------------------------------------------------------
                          0-1                             5.00%
                          1-2                             4.00%
                          2-3                             3.00%
                          3-4                             2.00%
                          4-5                             1.00%
                      more than 5                          None
-----------------------------------------------------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

SALES CHARGE REDUCTIONS
Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

o Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

o Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

SALES CHARGE WAIVERS

The sales charge will not apply to purchases of Class A shares by:

(1)    BISYS or any of its affiliates;

(2)    Trustees or officers of the Fund:

(3) directors or officers of BISYS or the Adviser or Sub-Adviser, or affiliates or bona fide full-time employees of any of the foregoing who have acted as such for not less than 90 days (including members of their immediate families and their retirement plans or accounts);

(4) retirement accounts or plans (or monies form retirement account or plans) for which there is a written service agreement between the Group and the plan sponsors, so long as such shares are purchased through the Fund; or

(5) any person purchasing shares within approved asset allocation or "wrap fee" program sponsored by a financial services organization.

The sales charge also does not apply to shares sold to representatives of selling brokers and members of their immediate families.

The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Fund. Shares sold subject to the waiver of the Contingent Deferred Sales Charge are not eligible for the payment of such compensation.

REINSTATEMENT PRIVILEGE
If you have sold Class A or B shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

DISTRIBUTION AND SERVICE (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

o    The 12b-1 fees vary by share class as follows:

o Class A shares pay a 12b-1 fee of up to .25% of the average daily net assets of a Fund.

o Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

o The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

o The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.


SHAREHOLDER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to shareholders. Income dividends on the Fund are usually paid quarterly. Capital gains for the Fund are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are declared, even if they are paid and appear on your account statement the following year.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

FUND MANAGEMENT

         THE INVESTMENT ADVISER AND SUB-INVESTMENT ADVISER

Shelby County Trust Bank, Shelbyville, Kentucky 40066, (the "Adviser"), is the investment adviser for the Fund. Shelby County Trust Bank was organized in 1881, is a full service bank and trust company and is a wholly-owned subsidiary of Commonwealth Bancshare Inc. of Shelbyville, Kentucky. SMC Capital, Inc., Louisville, Kentucky 40207 (the "Sub-Adviser"), is the sub-investment adviser for the Fund and has been engaged to provide day-to-day investment advisory services to the Fund. SMC Capital, Inc. is a registered investment adviser established in 1993.

PORTFOLIO MANAGERS

The following individuals serve as portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio:

Darrell R. Wells               Chairman and Chief Executive Officer of SMC
                               Capital, Inc., Harvard University, A.B. (1965);
                               SMC Capital, Inc. (1993-present); Security
                               Management (1972-present).

James C. Shircliff, CFA        Executive Vice-President and Director of Research
                               of SMC Capital, Inc., University of Louisville,
                               B.S. (1972); SMC Capital, Inc. (1997-present);
                               Executive Investment Advisors (1992-1997);
                               Southeastern Asset Management (1986-1991);
                               Oppenheimer Management Company (1985-1986);
                               Oppenheimer and Company (1983-1985); First
                               Kentucky Trust Company (1973-1983).

Greg E. Deuser, CFA            Senior Vice-President of SMC Capital, Inc.,
                               University Louisville, B.S. (1982); SMC Capital,
                               Inc. (1998-present); Commonwealth Bancshares Inc.
                               (1997-1998); Stegner Investment Associates
                               (1996-1997); Executive Investment Advisors
                               (1995-1996); PRIMCO Capital Management
                               (1986-1995).


The Statement of Additional Information has more detailed information about the Adviser, the Sub-Adviser and other service providers

         THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. Their address is 3435 Stelzer Road, Columbus, Ohio 43219.

CAPITAL STRUCTURE- The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Fund is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.


FINANCIAL HIGHLIGHTS

                  The financial highlights table is intended to help you understand the Fund's financial performance since its inception. The table below sets forth information for the Fund's Class Y Shares for the period from July 1, 1994 (commencement of operations of the Fund and the Class Y Shares) through March 31, 1999. Class A Shares and Class B Shares were not offered during these periods. Class Y Shares have lower expenses which affect income, net asset value and total return. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Class Y Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.

----------------------------------------------- -------------- ---------- ---------------- ---------------- ----------------
                                                               YEAR ENDED     YEAR ENDED       YEAR ENDED      JULY 1, 1994
                                                  YEAR ENDED    MARCH 31,      MARCH 31,        MARCH 31,      TO MARCH 31,
                                                MARCH 31, 1999    1998           1997             1996            1995(A)
----------------------------------------------- -------------- ---------- ---------------- ---------------- ----------------

Net asset value, beginning of period...........    $13.66        $ 11.13        $ 11.82          $ 10.99          $ 10.00
                                                   ------        -------        -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ......................      0.00          (0.15)         (0.09)           (0.06)           (0.06)
   Net realized and unrealized gains (losses)
     on investments............................      0.00           4.40          (0.19)           (3.44)           (1.04)
                                                   ------        -------        -------          -------          -------
Total from investment operations...............      0.00           4.25          (0.28)            3.38             1.10
                                                   ------        -------        -------          -------          -------

LESS DISTRIBUTIONS:
   From net investment income..................     (0.00)            --             --               --            (0.06)
   From net capital gains......................     (0.00)         (1.72)         (0.41)           (2.55)           (0.05)
                                                   ------        -------        -------          -------          -------
Total distributions............................     (0.00)         (1.72)         (0.41)           (2.55)           (0.11)
                                                   ------        -------        -------          -------          -------

Net asset value, end of period.................     (0.00)       $ 13.66        $ 11.13          $ 11.82          $ 10.99
                                                   ======        =======        =======          =======          =======

TOTAL RETURN (excludes sales charge)...........     (0.00)         39.31%         (2.80%)          31.41%           11.04%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)...............      0.00        $90,544        $90,137          $95,357          $64,157

Ratio of expenses to average net assets........      0.00%          1.29%          1.29%            1.33%            1.41%(c)

Ratio of net investment income (loss) to
   average net assets..........................      0.00%         (0.95%)        (0.67%)          (0.58%)           0.74%(c)

Ratio of expenses to average net assets*.......      0.00%          1.34%          1.34%            1.38%            1.46%(c)

Ratio of net investment income (loss)
   to average net assets*......................      0.00%         (1.00%)        (0.72%)          (0.63%)           0.69%(c)

Portfolio turnover rate........................      0.00%         176.66%       204.06%          292.28%          101.86%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Aggregate total return.

(c)  Annualized.


         For more information about the Fund, the following documents are available free upon request:

         ANNUAL/SEMI-ANNUAL REPORTS: The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

         ----------------------------------------------------------------------

         YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                                     THE SHELBY FUND
                                    3435 STELZER ROAD
                                  COLUMBUS, OHIO 43219
                                TELEPHONE: 1-800-774-3529

         ----------------------------------------------------------------------

         You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

         o For a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

         o Free from the Commission's Website at http://www.sec.gov.




       Investment Company Act file no. 811-6526.

                                 The Shelby Fund

                           An Investment Portfolio of

                               The Coventry Group

                       Statement of Additional Information

                                 August 1, 1999

This Statement of Additional Information is not a prospectus, but should be read in conjunction with each respective prospectus for the Shelby Fund (the "Fund"), dated the same date as the date hereof (the "Prospectus"). The Fund is a separate investment portfolio of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectus and relates to each of the Fund's three share classes: the Class A Shares, the Class B Shares and the Class Y Shares. Copies of the Prospectus may be obtained by writing the Fund at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 774-3259.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES........................................3
   Additional Information on Portfolio Instruments.......................3
   Investment Restrictions...............................................9
   Portfolio Turnover...................................................11
NET ASSET VALUE.........................................................11
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................12
   Matters Affecting Redemption.........................................12
MANAGEMENT OF THE GROUP.................................................12
   Trustees and Officers................................................12
   Investment Adviser and Sub-Adviser...................................15
   Portfolio Transactions...............................................16
   Banking Laws.........................................................18
   Administrator........................................................18
   Distributor..........................................................19
   Custodian............................................................20
   Transfer Agency and Fund Accounting Services.........................20
   Independent Auditors.................................................21
   Legal Counsel........................................................21
ADDITIONAL INFORMATION..................................................21
   Description of Shares................................................21
   Vote of a Majority of the Outstanding Shares.........................22
   Additional Tax Information...........................................22
   Calculation of Performance Data......................................25
   Performance Comparisons..............................................28
   Principal Shareholders...............................................29
   Miscellaneous........................................................29
FINANCIAL STATEMENTS....................................................29

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

         The Coventry Group (the "Group") is an open-end management investment company which issues its Shares in separate series. Each series of Shares relates to a separate portfolio of assets. This Statement of Additional Information deals only with the Fund.

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Fund. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Fund should be made without first reading the Fund's Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments

         The following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus for the Fund.

         BANK OBLIGATIONS. The Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instruments on maturity. Bankers' acceptances invested in by the Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (i) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (ii) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Fund may purchase commercial paper consisting of issues rated at the time of purchase in the two highest rating categories by a nationally recognized statistical rating organization ("NRSRO"). For example, the Fund may purchase commercial paper rated A-2 or better by S&P, Prime-2 or better by Moody's or Duff 2 or better by Duff & Phelps. The Fund may also invest in commercial paper that is not rated but is determined by the Adviser, under guidelines established by the Group's Board of Trustees, to be of comparable quality.

         U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

         FOREIGN INVESTMENTS. The Fund may, subject to its investment objectives and policies, invest in certain obligations or securities of foreign issuers. Permissible investments consist of Eurobonds, which are U.S. dollar denominated debt securities issued by corporations located in Europe, Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States (primarily Europe), Yankee Certificates of Deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and securities purchased on foreign securities exchanges, may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Fund will acquire such securities only when the Adviser believes the risks associated with such investments are minimal.

         RIGHTS AND WARRANTS. The Fund may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The Fund will not invest more than 5% of its total assets, taken at market value, in warrants, or more than 2% of its total assets, taken at market value, in warrants not listed on the New York, American or Canadian Stock Exchanges. Warrants acquired by the Fund in units or attached to other securities are not subject to this restriction.

         MEDIUM-GRADE DEBT SECURITIES. The Fund may invest in debt securities within the fourth highest rating group assigned by a NRSRO or, if unrated, securities determined by the Adviser to be of comparable quality ("Medium-Grade Securities").

         As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered to have speculative characteristics.

         Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

         Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

         Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which the Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade Securities.

         RESTRICTED SECURITIES. The Fund may invest up to 5% of its total assets in restricted securities, excluding restricted securities that are eligible for resale under Rule 144A under the Securities Act of 1933. Rule 144A under the Securities Act of 1933 allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A provides a "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers. The Adviser believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

         The Adviser monitors the liquidity of restricted securities in the Fund's portfolios under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

         SECURITIES LENDING. In order to generate additional income, the Fund may, from time to time, subject to its investment objective, policies and restrictions, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 102% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of cash or Government Related Securities. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default or enter into bankruptcy, the Fund will have the contract right to retain the collateral described above. The Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Group's Board of Trustees.

         OPTIONS TRADING. The Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation, or, in certain cases, options that trade in the over-the-counter ("OTC") markets or that are listed on a foreign securities exchange. Such options may relate to particular securities or to various stock or bond indices.

         Options trading is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A listed call option for a particular security gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an interest rate index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         When the Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes a call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         As noted previously, there are several risks associated with transactions in options on securities, currencies and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will generally not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the

Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.

         When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective, policies and restrictions, and not for investment leverage.

         REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Fund's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that (i) the party obtaining the securities pursuant to such agreement will be unable to deliver such securities back to the Fund upon maturity of the agreements, and (ii) the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities, and the Fund will be unable to liquidate its position in such securities during such periods of decline. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

Investment Restrictions

         The following are fundamental investment restrictions that may be changed only by the affirmative vote of a majority of the outstanding Shares of the Fund (as defined below). Under these restrictions, the Fund may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, with respect to 75% of its portfolio, more than 5% of the value of the total assets of the Fund would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer.

         2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (ii) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         4. Make loans, except that the Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investments objective and policies, and may enter into repurchase agreements.

         5. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities".

         6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

         7. Purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein).

         The following additional investment restrictions are non-fundamental and may be changed with respect to the Fund without the vote of a majority of the outstanding Shares of the Fund. The Fund may not:

         1. Invest more than 15% of its assets (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover options the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the Adviser's opinion may be deemed illiquid.

         2. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities.

         3. Maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in the Prospectus and in this Statement of Additional Information.

         4. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not prohibited in this restriction).

         5. Purchase securities of other investment companies, except (i) in connection with a merger, consolidation, acquisition or reorganization, and (ii) the Fund may invest up to 10% of the value of its total assets in other investment companies, as specified in the Prospectus and above, subject to such restrictions as may be imposed by the 1940 Act or any state laws.

         6. Invest for the purpose of exercising control or management.

         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction

         Portfolio Turnover

         The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. Portfolio turnover for the Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to the Fund. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of the Fund is determined and the Shares of the Fund are priced as of the Valuation Time on each Business Day. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received) during which there is sufficient trading in portfolio instruments such that the Fund's net asset value per share might be materially affected. The NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the Adviser's best judgment under procedures established by, and under the supervision of, the Group's Board of Trustees.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Fund do not provide prices, may be valued by the Group using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Group and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Fund are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor") and BISYS Fund Services has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through procedures established by BISYS Fund Services in connection with the requirements of accounts at Shelby County Trust Bank (the "Bank").

Matters Affecting Redemption

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the Commission, (ii) the NYSE is closed for other than customary weekend and holiday closings, (iii) the Commission has by order permitted such suspension for the protection of security holders of the Group, or (iv) the Commission has determined that an emergency exists as a result of which (a) disposal by the Group of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Group to determine the fair value of its net assets.

         The Group may redeem Shares of the Fund involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. See "HOW TO PURCHASE AND REDEEM SHARES -- Redemption of Shares" in the Prospectus.

                             MANAGEMENT OF THE GROUP

Trustees and Officers

         Overall responsibility for management of the Group rests with its Board of Trustees, which is elected by the shareholders of the Group. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

         The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are as follows:

       Name, Address and Age         Position(s) Held                  Principal Occupation
                                     With the Group                    During Past 5 Years
Walter B. Grimm*                     Chairman, President and        From June 1992 to present,
3435 Stelzer Road                    Trustee                        employee of BISYS Fund Services.
Columbus, Ohio  43219
Age: 53

Maurice G. Stark                      Trustee                       Retired.  Until December 31, 1994,
505 King Avenue                                                     Vice President-Finance and
Columbus, Ohio  43201                                               Treasurer, Battelle Memorial
Age 63                                                              Institute (scientific research and
                                                                    development service corporation).

Michael M. Van Buskirk                Trustee                       From June 1991 to present,
37 West Broad Street                                                Executive Vice President of The
Suite 1001                                                          Ohio Bankers' Association (trade
Columbus, Ohio  43215-4162                                          association); from September 1987
Age: 51                                                             to June 1991, Vice

                                                                    President-Communications,
                                                                    TRW Information Systems
                                                                    Group (electronic and space
                                                                    engineering).

John H. Ferring IV                    Trustee                       From 1979 to present, President
105 Bolte Lane                                                      and Owner of Plaze, Incorporated,
St. Clair, Missouri                                                 St. Clair, Missouri
Age: 46

J. David Huber                        Vice President                From June 1987 to present,
3435 Stelzer Road                                                   employee of BISYS Fund Services
Columbus, Ohio  43219
Age: 52

Jennifer R. Brooks                    Vice President                From ______19___to present,
3435 Stelzer Road                                                   employee of BISYS Fund Services
Columbus, Ohio  43219
Age:

       Name, Address and Age         Position(s) Held                  Principal Occupation
                                     With the Group                    During Past 5 Years
Jeffrey C. Cusick                     Vice President                From July 1995 to present,
3435 Stelzer Road                                                   employee of BISYS Fund Services;
Columbus, Ohio  43219                                               from October 1981 to July 1995,
Age: 39                                                             employee of Federated
                                                                    Administrative Services

Gary R. Tenkman                       Treasurer                     From April 1998 to present,
3435 Stelzer Road                                                   employee of BISYS Fund Services;
Columbus, Ohio  43219                                               from September 1990 to March 1998,
Age: 28                                                             employee of Ernst &Young LLP.

George L. Stevens                     Secretary                     From September 1996 to present,
3435 Stelzer Road                                                   employee of BISYS Fund Services;
Columbus, Ohio  43219                                               from September 1995 to September
Age: 48                                                             1996, Independent Consultant; from
                                                                    September 1989 to September 1995,
                                                                    Senior Vice President, AmSouth Bank, N.A.

Alaina V. Metz                        Assistant Secretary           From June 1995 to present,
3435 Stelzer Road                                                   employee of BISYS Fund Services;
Columbus, Ohio  43219                                               from May 1989 to June 1995,
Age: 31                                                             employee of Alliance Capital
                                                                    Management.

-----------------
* Mr. Grimm is considered to be an "interested person" of the Group as defined in the 1940 Act.

         As of the date of this Statement of Additional Information, the Group's officers and Trustees, as a group, own less than 1% of the Fund's outstanding Shares.

         The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services receives fees from the Fund for acting as Administrator. BISYS Fund Services Ohio, Inc. receives fees from the Fund for acting as transfer agent and for providing certain fund accounting services. Messrs. Huber, Stevens, Grimm, Tenkman, and Cusick and Ms. Metz and Ms. Brook are employees of BISYS Fund Services.

         Trustees of the Group not affiliated with BISYS Fund Services receive from the Group an annual fee of $1,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS Fund Services do not receive compensation from the Group.

         For the fiscal year ended March 31, 1999, the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment adviser as the Fund or an investment adviser that is an affiliated person of the Group's investment adviser:

                                                         Pension or
                                                         Retirement                         Total Compensation
                                     Aggregate        Benefits Accrued     Est. Annual      From Registrant and
                                 Compensation from     As Part of Fund    Benefits Upon    Fund Complex Paid to
       Name of Trustee                the Fund            Expenses          Retirement           Trustees
       ---------------            -----------------     ---------------    -------------    --------------------
Walter B. Grimm                         $ 0                  $ 0               $ 0                  $ 0
Maurice G. Stark                        $__                  $__               $__                  $__
Michael Van Buskirk                     $__                  $__               $__                  $__
John H. Ferring IV                      $ 0                  $ 0               $ 0                  $ 0


Investment Adviser and Sub-Adviser

         Investment advisory services are provided by Shelby County Trust Bank, Shelbyville, Kentucky 40066 (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of June 27, 1994 (the "Investment Advisory Agreement"). SMC Capital Inc., Louisville, Kentucky 40207 (the "Sub-Adviser"), provides sub-investment advisory services to the Fund pursuant to a Sub-Advisory Agreement dated as of June 27, 1994 (the "Sub-Advisory Agreement"). (The Investment Advisory Agreement and the Sub-Advisory Agreement are referred to collectively as the "Advisory Agreements").

         Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Fund. For the services provided pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a fee computed daily and paid monthly, at an annual rate, calculated as one percent (1.00%) of the average daily net assets of the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to provide sub-investment advisory services as described in the Prospectus of the Fund. The Adviser is responsible at all times for supervising the activities of the Sub-Adviser. For the services provided pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee equal to 0.40% of the Fund's first $30 million in net assets, 0.50% of the next $10 million of the Fund's net assets, and 0.60% of the Fund's net assets in excess of $40 million.

         The total investment advisory fees paid to the Adviser for the fiscal year ended March 31, 1997 was $1,047,031; the total investment advisory fees paid to the Adviser for the fiscal year ended March 31, 1998 was $ 1,026,519 and the total investment advisory fees paid to the Adviser for the fiscal year ended March 31, 1999 was ___________. The total sub-advisory fees paid to the Sub-Adviser for the fiscal year ended March 31, 1997 was $554,238.27; the total sub-advisory fees paid to the Sub-Adviser for the fiscal year ended March 31, 1998 was $541,931; and the total sub-advisory fees paid to the Sub-Adviser for the fiscal year ended March 31,1999 was $______________.

         Unless sooner terminated, the Advisory Agreements will continue in effect until February 28, 1999 and from year to year thereafter, if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION Miscellaneous" in the Fund's Prospectus), and a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreements by votes cast in person at a meeting called for such purpose. The Advisory Agreements are terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser or Sub-Adviser. The Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         The Advisory Agreements provide that neither the Adviser nor the Sub-Adviser shall be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with their performance under the Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of either party in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

Portfolio Transactions

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute the Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         The Group, on behalf of the Fund, will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Shelby County Trust Bank, SMC Capital Inc., BISYS Fund

Services, or their affiliates, and will not give preference to Shelby County Trust Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. The Adviser may cause a Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction or a price for certain securities in excess of the amount another broker might have charged. Such higher commissions or prices may not be paid unless the Adviser determined in good faith that the amount paid is reasonable in relation to the services received in terms of the particular transaction or the Adviser's overall responsibilities to the Trust and any other of the Adviser's clients.

         Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

         While the Adviser generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

         Investment decisions for the Fund are made independently from those for any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Group on behalf of the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund.

         For the fiscal year ended March 31, 1997, the Fund paid brokerage commissions of $227,198.25, none of which commissions were paid to any affiliate of the Fund or the Adviser. For the fiscal year ended March 31, 1998, the Fund paid brokerage commissions of $263,223.87, none of which commissions were paid to any affiliate of the Fund or the Adviser. For the fiscal year ended March 31, 1999, the Fund paid brokerage commissions of $_______, none of which commissions were paid to any affiliate of the Fund or the Adviser.

Banking Laws

         Shelby County Trust Bank believes that it possesses the legal authority to perform the services for the Fund contemplated by the Prospectus, this Statement of Additional Information and the Investment Advisory Agreement without violation of applicable statutes and regulations. Shelby County Trust Bank has been advised by its counsel that, while the question is not free from doubt, such laws should not prevent Shelby County Trust Bank from providing the services required of it under the Investment Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Shelby County Trust Bank from continuing to perform such services for the Fund. Depending upon the nature of any changes in the services which could be provided by Shelby County Trust Bank, the Board of Trustees of the Group would review the Fund's relationship with Shelby County Trust Bank and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Shelby County Trust Bank and/or its affiliated and correspondent banks in connection with Customer purchases of Shares of the Fund, those banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Group's method of operations would affect its net asset value per share or result in financial losses to any Customer.

Administrator

         BISYS Fund Services serves as administrator (the "Administrator") to the Fund pursuant to a Management and Administration Agreement dated June 27, 1994 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Fund (other than those performed by the Adviser under the Investment Advisory Agreement, the Custodian under the Custodian Agreement and by BISYS Fund Services Ohio, Inc. under the Transfer Agency Agreement and the Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Fund and file all of the Fund's federal and state tax returns and required tax filings other than those required to be made by the Fund's Custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Fund with the Fund's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement; compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Fund's operations other than those performed by the Adviser under the Investment Advisory Agreement, by the Custodian under the Custodian Agreement and by BISYS Fund Services Ohio, Inc. under the Transfer Agency Agreement and the Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, computed daily and paid monthly, calculated at an annual rate of 0.20% of the Fund's first $300 million in net assets, 0.125% of the next $400 million of net assets, 0.08% of the next $300 million of net assets and 0.05% of the Fund's net assets in excess of $1 billion. The Administrator may periodically waive all or a portion of its fee with respect to the Fund in order to increase the net income of the Fund available for distribution as dividends.

         For the fiscal year ended March 31, 1997, the Administrator earned administrative fees of $209,497 and the Administrator waived administrative fees in the amount of $52,442. For the fiscal year ended March 31, 1998, the Administrator earned administrative fees of $205,305 and the Administrator waived administrative fees in the amount of $51,327. For the fiscal year ended March 31, 1999, the Administrator earned administrative fees of $______ and the Administrator waived administrative fees in the amount of $_______.

         The Administration Agreement shall be renewed automatically for successive three-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to the Fund through a failure by either party to the Administration Agreement to renew at the end of a three-year term, upon mutual agreement of the parties, or for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Distributor

         BISYS Fund Services serves as distributor to the Fund pursuant to the Distribution Agreement dated October 1, 1993, as amended (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect from year to year if its continuance is approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, BISYS Fund Services solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Distribution Agreement with the Group.

Custodian

         Fifth Third Bank, Cincinnati, Ohio, serves as custodian (the "Custodian") to the Fund pursuant to the Custodian Agreement dated as of June 27, 1994 between the Group and the Custodian (the "Custodian Agreement"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Fund's investments. In consideration of such services, the Fund pays the Custodian an annual fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

Transfer Agency and Fund Accounting Services

         BISYS Fund Services Ohio, Inc. serves as transfer agent and dividend disbursing agent ("BISYS Fund Services Ohio" or the "Transfer Agent") for the Fund pursuant to the Transfer Agency Agreement dated June 27, 1994. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with the Fund's Shareholders of record: maintenance of shareholder records for the Fund's Shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Fund on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.

         In addition, BISYS Fund Services Ohio provides certain fund accounting services to the Fund pursuant to a Fund Accounting Agreement dated June 27, 1994. BISYS Fund Services Ohio receives a fee from the Fund for such services equal to a fee computed daily and paid periodically at an annual rate of three one-hundredths of one percent (.03%) of the Fund's average daily net assets, subject to a minimum annual fee of $30,000. Under such Agreement, BISYS Fund Services Ohio maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Custodian, affirmation to the Custodian of all portfolio trades and cash settlements, and verification and reconciliation with the Custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

Independent Auditors

         Arthur Andersen LLP has been selected as auditors for the Fund for the fiscal year ending March 31, 2000. Arthur Andersen LLP performs an annual audit of the Fund's financial statements and provides other services related to filings with respect to securities regulations. Reports of their activities are provided to the Fund's Board of Trustees.

Legal Counsel

         Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

Description of Shares

         The Group is a Massachusetts business trust, organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group currently has several separate series of shares, one of which represents interests in the Fund. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

Vote of a Majority of the Outstanding Shares

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund.

Additional Tax Information

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         TAXATION OF THE FUND. The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

         To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S.

Government securities or the securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related business; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. The Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         DISTRIBUTIONS. Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. Shareholder as ordinary income. A portion of the Fund's income may consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the net asset value of a Share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

         OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options in which the Fund may invest may be "section 1256 contracts". Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to Shareholders, and which, will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         If the Fund invests in stock of certain foreign investment companies ("PFICs"), the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its Shareholders.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. An alternative election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         SALE OF SHARES. Upon the sale or other disposition of Shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, a Shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Fund Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares. Furthermore, a loss realized by a Shareholder on the redemption, sale or exchange of Shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held by the Shareholder for less than six months.

         FOREIGN WITHHOLDING TAXES. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

         BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

Calculation of Performance Data

         YIELD CALCULATIONS. As summarized in the Prospectus of the Fund under the heading "PERFORMANCE INFORMATION", yields of the Fund will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                  Yield = 2 [(a - b + 1) to the sixth power -1]
                              cd

Where:   a = dividends and interest earned during the period.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

         d = maximum offering price per Share on the last day of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities, if any, held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity (given reasonable assumptions) of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of a non-mortgage-related obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         During any given 30-day period, the Adviser or the Administrator may voluntarily waive all or a portion of their fees with respect to the Fund. Such waiver would cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

         TOTAL RETURN CALCULATIONS. As summarized in the Prospectus of the Fund under the heading "PERFORMANCE INFORMATION", average annual total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. The Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual
Total Return      =     [ (  ERV  )1/n - 1]
                            -----
                              P

Where:   ERV      =     ending redeemable value at the end of the period
                        covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

         P        =     hypothetical initial payment of $1,000.

         n        =     period covered by the computation, expressed in
                        terms of years.

         The Fund computes its aggregate total return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total
Return            =     [ (  ERV  ) - 1]
                            -----
                              P

Where:   ERV      =     ending redeemable value at the end of the period
                        covered by the computation of a hypothetical
                        $1,000 payment made at the beginning of the period.

         P        =     hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         For the fiscal year ended March 31, 1999, the Fund's total return was ___%. Based upon the period beginning with the Commingled Funds' commencement of operations (January 1, 1981) through March 31, 1999, the aggregate total return for the Fund was ________% and the average annual total return for the Fund was ______%.

Performance Comparisons

         Investors may judge the performance of the Fund by comparing or referencing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies. Such comparisons may be made by referring to market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc. (a widely recognized independent service which monitors the performance of mutual funds). Comparisons may also be made to indices or data published in national financial publications such as Ibottson Associates, Inc., Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and local newspapers. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to Shareholders. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of the investment advisers including, but not limited to,
(i) descriptions of the advisers' operations, (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the advisers' operations.

         From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.

         Current yields and total return figures will fluctuate from time to time and are not necessarily representative of future results. Accordingly, the Fund's yield or other performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of the Fund's quality, composition and maturity, as well as expenses allocated to the Fund.

Principal Shareholders

         As of _________, 1999, no persons or entities owned beneficially or of record 5% or more of the Fund's outstanding shares, except: Shelby County Trust Bank, 4350 Brownsboro Road, Suite 310, Louisville, Kentucky 40207, which owned of record _______% of the Fund's shares.

Miscellaneous

         Shareholders will receive unaudited Semi-Annual Reports and Annual Reports audited by independent public accountants describing the investment operations of the Fund. Each of these Reports, when available for a particular fiscal year end or half-year end, is incorporated herein by reference. The Fund may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (i) describes general economic trends, (ii) describes general trends within the financial services industry or the mutual fund industry, (iii) describes past or anticipated portfolio holdings for a fund within the Group or
(iv) describes investment management strategies for such funds. Such information is provided to inform Shareholders of the activities of the Fund for the most recent fiscal year or half-year and to provide the views of the advisers and/or Group officers regarding expected trends and strategies.

         Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 10% of the outstanding Shares of the Group entitled to vote may cause the Trustees to call a special meeting, including for the purpose of considering the removal of one or more Trustees. Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Group's outstanding shares. The Declaration of Trust provides that the Trustees will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a shareholder request to hold a special meeting is made.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

         The financial statements of the Fund appearing in the Fund's Annual Report to Shareholders for the year ended March 31, 1999 have been audited by Arthur Andersen LLP, independent public accountants, as set forth in their report thereon. Such financial statements are incorporated herein by reference.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 23.  EXHIBITS

                  (a)(1)   Declaration of Trust(1)

                  (a)(2) Establishment and Designation of Series of Shares (The Shelby Fund)(3)

                  (b)      By-Laws(2)

                  (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares

                  (d)(1) Investment Advisory Agreement between Registrant and Shelby County Trust Bank(3)

                  (d)(2) Sub-Advisory Agreement between Registrant and SMC Capital Inc.(3)

                  (e) Distribution Agreement between Registrant and BISYS Fund Services(3)

                  (f)      Not Applicable

                  (g) Custody Agreement between Registrant and The Fifth Third Bank(3)

                  (h)(1) Management and Administration Agreement between the Registrant and BISYS Fund Services(3)

                  (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)

                  (h)(3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)

                  (i)      Not Applicable

                  (j)      Consent of Independent Accountants(5)

                  (k)      Not Applicable

                  (l)      Not Applicable

                  (m)      Service and Distribution Plan(4)

                  (n)      Not Applicable

                  (o)      Plan Pursuant to Rule 18f-3(4)

__________________

1.       Filed with initial Registration Statement on January 8, 1992.
2.       Filed with Post-Effective Amendment No. 2 on September 4, 1992.
3.       Filed with Post-Effective Amendment No. 9 on April 18, 1994.
4.       Filed with Post-Effective Amendment No. 40 on September 3, 1998.
5.       To be filed by Amendment.


ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 25.          INDEMNIFICATION

                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph
                  (b)      below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS


         (a) Shelby County Trust Bank is the investment adviser for The Shelby Fund. Set forth below are the senior officers and directors of Shelby County Trust Bank and their principal business and other connections. The Business Address of the officers and directors is 422 Main Street, Shelbyville, Kentucky 40066.

                       Position with
Name                   the Adviser                      Principal Occupation
----                   -----------                      --------------------
Perry Day              Chairman and Chief Executive     Position with Shelby County Trust Bank
                       Officer

Bobby Hudson           President                        Position with Shelby County Trust Bank

Robert Logan           Director                         Retired from Manufacturing

Frank Goodwin          Director                         Manager of the Budd Company
                                                        (manufacturing)

Rebecca Irvine         Director                         Homemaker

Darrell Wells          Director                         Chief Executive Officer, SMC
                                                        Capital, Inc.; General Partner,
                                                        Security Management Company

Ben Matthews           Director                         Attorney with Matthews and Myles

Robert Pearce          Director                         Auto Sales; Pearce Motor Company

Frank Kiley            Director                         Chief Financial Officer, SMC
                                                        Capital, Inc.; Principal, Security
                                                        Management Company

W.A. Smith             Director                         Real Estate Agent with A.W. Smith
                                                        Realty

John Brenzel           Director                         Partner in Tasa International

Ann Wells              Director                         Private Investor

Wayne Wells, Jr.       Director                         Restaurant Owner, Nautical
                                                        Restaurants, Inc.

B.A. Thomas, Jr.       Director                         Agricultural Interests

Frank P. Hargadon, V   Director                         Insurance Agent

                  SMC Capital, Inc. serves as the sub-investment adviser for The Shelby Fund. The business and other connections of SMC Capital, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of SMC Capital, Inc. as currently filed with the SEC which is incorporated by reference herein.


ITEM 27.          PRINCIPAL UNDERWRITER

                  (a)      BISYS Fund Services, Limited Partnership ("BISYS Fund

                           Services") acts as distributor for Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, the AmSouth Mutual Funds, The BB&T Mutual Funds Group, ESC Strategic Funds, Inc., The Eureka Funds, Fifth Third Funds, Governor Funds, Gradison Custodian Trust, Gradison Growth Trust, Gradison-McDonald Cash Reserves Trust, Gradison-McDonald Municipal Custodian Trust, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., The Kent Funds, Magna Funds, MMA Praxis Mutual Funds, Mercantile Mutual Funds, Inc., Meyers Investment Trust, M.S.D.&T Funds, Pacific Capital Funds, The Parkstone Advantage Fund, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisors Funds

                  Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and The Vintage Mutual Funds, Inc.

                  (b) Partners of BISYS Fund Services, as of June 1, 1999, were as follows:

Name and Principal Business             Position and Offices with Underwriter  Positions and Offices with Registrant
 Address
BISYS Fund Services, Inc.               Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio  43219

WC Subsidiary Corporation               Sole Limited Partner                   None
150 Clove Road
Little Falls, New Jersey  07424

                  (c)      Not Applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS


         (a) In connection with The Shelby Fund, the accounts, books, and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Shelby County Trust Bank, 422 Main Street, Shelbyville, Kentucky 40066 (records relating to its function as adviser for The Shelby Fund), SMC Capital, Inc., 4350 Brownsboro Road, Louisville, Kentucky 40207 (relating to its function as sub-adviser for The Shelby Fund), BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager, administrator and distributor), and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent).


ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS.

                  None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 50 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 1st day of June, 1999.

                               THE COVENTRY GROUP

                                    By:     /s/ Walter B. Grimm
                                            ---------------------
                                            Walter B. Grimm
By:      /s/ Jeffrey L. Steele
         --------------------------
         Jeffrey L. Steele, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                               Title                                       Date
-----------                             ------                                      ------
/s/Walter B. Grimm                      Chairman, President and Trustee             June 1, 1999
------------------------
Walter B. Grimm**                       (Principal Executive Officer)

/s/ John H. Ferring IV                  Trustee                                     June 1, 1999
------------------------
John H. Ferring IV***

/s/ Maurice G. Stark                    Trustee                                     June 1, 1999
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee                                     June 1, 1999
------------------------
Michael M. Van Buskirk*

/s/ Gary R. Tenkman                     Treasurer (Principal                        June 1, 1999
------------------------
Gary R. Tenkman****                     Financial and Accounting Officer)

By:      /s/ Jeffrey L. Steele
         --------------------------------------
         Jeffrey L. Steele, as attorney-in-fact

* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.

**** Pursuant to power of attorney filed with Post-Effective Amendment No. 46 on May 14, 1999.